NOTES AND LOANS PAYABLE (Details 2) - USD ($)	Jan. 29, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Accrued interest payable	$ 4,156
Unaffiliated Parties [Member]
Short-Term Debt [Line Items]
Accrued interest payable
Related Parties [Member]
Short-Term Debt [Line Items]
Accrued interest payable		4,156
Total [Member]
Short-Term Debt [Line Items]
Accrued interest payable		$ 4,156